EMPLOYEE BENEFIT PLANS (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
PLAN ASSETS
Fair value of plan assets	$ 67,284,000	$ 61,388,000	$ 57,181,000
DEFINED CONTRIBUTION PLAN
Percentage of employer's contribution under 401(k)/ Thrift Plan matching the first 5 percent of participant's compensation subject to certain limitations	100.00%
Percentage of participant's compensation eligible for employer's matching contribution	5.00%
Annual expense incurred for defined contribution plan	21,000,000	14,200,000	14,300,000
Total measure at Fair Value
PLAN ASSETS
Fair value of plan assets	67,284,000	61,388,000
Total measure at Fair Value | Short-term investments
PLAN ASSETS
Fair value of plan assets	156,000	63,000
Total measure at Fair Value | Mutual funds:
PLAN ASSETS
Fair value of plan assets	57,263,000	45,686,000
Total measure at Fair Value | Domestic stock funds
PLAN ASSETS
Fair value of plan assets	28,288,000	17,858,000
Total measure at Fair Value | Bond funds
PLAN ASSETS
Fair value of plan assets	20,127,000	18,872,000
Total measure at Fair Value | International stock funds
PLAN ASSETS
Fair value of plan assets	8,848,000	8,956,000
Total measure at Fair Value | Domestic common stock
PLAN ASSETS
Fair value of plan assets	8,252,000	13,710,000
Total measure at Fair Value | Common collective trust
PLAN ASSETS
Fair value of plan assets	535,000	785,000
Total measure at Fair Value | Foreign equity stock
PLAN ASSETS
Fair value of plan assets	803,000	869,000
Total measure at Fair Value | Oil and Gas Properties
PLAN ASSETS
Fair value of plan assets	275,000	275,000
Quoted prices in active markets for identical assets (Level 1)
PLAN ASSETS
Fair value of plan assets	66,474,000	60,328,000
Quoted prices in active markets for identical assets (Level 1) | Short-term investments
PLAN ASSETS
Fair value of plan assets	156,000	63,000
Quoted prices in active markets for identical assets (Level 1) | Mutual funds:
PLAN ASSETS
Fair value of plan assets	57,263,000	45,686,000
Quoted prices in active markets for identical assets (Level 1) | Domestic stock funds
PLAN ASSETS
Fair value of plan assets	28,288,000	17,858,000
Quoted prices in active markets for identical assets (Level 1) | Bond funds
PLAN ASSETS
Fair value of plan assets	20,127,000	18,872,000
Quoted prices in active markets for identical assets (Level 1) | International stock funds
PLAN ASSETS
Fair value of plan assets	8,848,000	8,956,000
Quoted prices in active markets for identical assets (Level 1) | Domestic common stock
PLAN ASSETS
Fair value of plan assets	8,252,000	13,710,000
Quoted prices in active markets for identical assets (Level 1) | Foreign equity stock
PLAN ASSETS
Fair value of plan assets	803,000	869,000
Significant other observable inputs (Level 2)
PLAN ASSETS
Fair value of plan assets	535,000	785,000
Significant other observable inputs (Level 2) | Common collective trust
PLAN ASSETS
Fair value of plan assets	535,000	785,000
Significant unobservable inputs (Level 3)
PLAN ASSETS
Fair value of plan assets	275,000	275,000
Significant unobservable inputs (Level 3) | Oil and Gas Properties
PLAN ASSETS
Fair value of plan assets	275,000	275,000
Oil and Gas Properties
PLAN ASSETS
Fair value of plan assets	$ 275,000	$ 275,000	$ 435,000